Environmental Rehabilitation Provision (Schedule of Environmental Rehabilitation Provision) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of Environmental Rehabilitation Provision [Abstract]
Environmental Rehabilitation Provision - beginning of period	$ 70,626	$ 65,402
Change in estimate	(6,363)	(3,478)
Liabilities discharged	(637)	(2,613)
Accretion expense	1,776	1,796
Environmental Rehabilitation Provision - end of period	65,402	61,107
Less current portion	(1,266)	(1,693)
Non-current portion	$ 64,136	$ 59,414